UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2018
Unaudited Interim Consolidated Financial Statements
UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2  -  UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

The accompanying unaudited interim consolidated financial statements have been prepared in a condensed format and include the consolidated financial operations of the Company as of June 30, 2018 and for the six months then ended, in accordance with U.S. GAAP, relating to the preparation of financial statements for interim periods. Accordingly, they do not include all the information and footnotes required by generally accepted accounting principles for complete set of financial statements. The condensed interim financial statements should be read in conjunction with the Company’s annual financial statements as of December 31, 2017 and for the year then ended. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six months ended June 30, 2018, are not necessarily indicative of the results that may be expected for the year ended December 31, 2018.